ALLIANCE PREMIER GROWTH FUND
ANNUAL REPORT

NOVEMBER 30, 1996



LETTER TO SHAREHOLDERS                             ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

December 23, 1996

Dear Shareholder:

The annual reporting period for Alliance Premier Growth Fund ended on November 30, 1996. The Fund's performance numbers, as well as its benchmark numbers for the same period, are listed below. We have also included the calendar year 1995 and 1996 returns, again in comparison to the benchmarks. The twelve month relative returns for your Fund ending November 30, 1996 suffered from a very difficult final month in 1995, when technology stocks fell badly, even though the full year calendar 1995 return at 46.87% was excellent. Interestingly, by contrast, your Fund performed well in December 1996 versus the respective indices--hence the favorable calendar year numbers.

                                                 TOTAL RETURNS
                                        PERIOD ENDED NOVEMBER 30, 1996
                                        6        12     CALENDAR  CALENDAR
                                     MONTHS    MONTHS     1995      1996
                                    --------  --------  --------  --------
CLASS A                              12.02%    21.52%    46.87%    24.14%
CLASS B                              11.66%    20.70%    45.89%    23.34%
CLASS C                              11.65%    20.76%    45.84%    23.40%
S&P 500 STOCK INDEX                  14.37%    27.85%    37.53%    22.95%
RUSSELL 1000 GROWTH STOCK INDEX      12.20%    26.30%    37.19%    23.12%


TOTAL RETURNS ARE BASED ON NET ASSET VALUE OF EACH CLASS OF SHARES AS OF NOVEMBER 30, 1996. TOTAL RETURN FOR ADVISOR CLASS SHARES WILL DIFFER BECAUSE OF DIFFERENT EXPENSES ASSOCIATED WITH THAT CLASS. ADDITIONAL INVESTMENT RESULTS APPEAR ON PAGE 3. THE FUND'S BENCHMARKS ARE UNMANAGED.


ECONOMIC REVIEW
We began the Fund's fiscal year with a generally favorable view of economic and corporate developments and with a belief that the stock market could provide another year of double digit returns. Our best hopes were achieved on both fronts. The economy continued to exhibit strong growth without any major inflation, and the position of U.S. companies was enhanced as a result. There were further gains in earnings, cash flow, and balance sheets, while cost cutting also continued to benefit profitability. Moreover, U.S. technology leadership advanced at a strong pace in the last twelve months.

The question now facing investors is whether the market has fairly fully reflected these considerations. Quite frankly, none of us know the answer to this question, as it has been a long time since we were operating in such a favorable economic environment. Nevertheless, we have to acknowledge that with the price earnings multiples of the major averages now at over 17 times, we are towards the upper end of historic levels. It seems reasonable, therefore, that an investor should base the prospect for further stock gains mainly on a continued advance in corporate earnings, dividends, and share repurchases rather than on the expectation that the price earnings multiple will continue to show the annual gains it has exhibited over the last few years.

FUND STRATEGY
Alliance Premier Growth Fund seeks long-term growth of capital through investments predominantly in the stocks of a limited number of large growth-oriented companies. We have emphasized technology, consumer services and financial growth. Several of the stocks we have used such as Intel, Microsoft, Cisco, Merrill Lynch and Norwest Bank have performed in excellent fashion in 1996. The offset, however, has been that the Fund's performance was hurt during the year by losses in companies such as Applied Materials, United Healthcare and Northwest Airlines.

Looking forward to 1997 it is probable that the Fund will retain a major interest in these three sectors. Nevertheless, we should expect that the market will broaden out to include companies that evidence earnings growth in other areas. For this reason, we have modest holdings in certain airline stocks, autos, chemicals and energy stocks. We do not expect that these will comprise a major portion of the Fund, but should provide a balance, particularly given the higher levels of the stock market, the need to be somewhat more cautious, and the decision to keep the portfolio's weighted price earnings multiple close to that of the market.


1



                                                   ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

Recently Alan Greenspan, the Chairman of the Federal Reserve, commented that the market might be showing signs of "irrational exuberance." We think this is a healthy warning and shows that the Federal Reserve will watch the appreciation of financial assets in addition to traditional signs of inflation. The best hope for the stock market over the next several years is that the gains are steady and sure, rather than speculative, and ultimately ephemeral.

We thank you for your continued interest and investment in the Alliance Premier Growth Fund and look forward to reporting its progress to you in the coming year.

Sincerely,

John D. Carifa
Chairman and President

Alfred Harrison
Executive Vice President


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


2



INVESTMENT OBJECTIVE AND POLICIES                  ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

Alliance Premier Growth Fund is an open-end, diversified investment company that seeks long-term growth of capital by investing in the common stocks of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth. Normally, about 40 companies will be represented in the portfolio, with the 25 most highly regarded of these usually constituting 70% of the Fund's net assets.



INVESTMENT RESULTS
_______________________________________________________________________________

AVERAGE ANNUAL TOTAL RETURNS AS OF NOVEMBER 30, 1996

CLASS A SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      21.52%         16.39%
Since Inception*              19.16%         17.94%

CLASS B SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      20.70%         16.70%
Since Inception*              18.47%         18.47%

CLASS C SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      20.76%         19.76%
Since Inception*              20.27%         20.27%


Average annual total returns reflect investment of dividends and/or capital gain distributions in additional shares, with and without the effect of the 4.25% maximum front-end sales charge for Class A shares or applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Total return for Advisor Class shares will differ from the results shown above because of different expenses associated with that class.

Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*    Inception: 9/28/92, Class A and Class B; 5/3/93, Class C.


3



                                                   ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

ALLIANCE PREMIER GROWTH FUND
$10,000 INVESTMENT OVER LIFE OF FUND:
9/30/92* TO 11/30/96

$21,000
$19,000
$17,000
$15,000
$13,000
$11,000
$9,000

S&P 500: $20,201

PREMIER GROWTH FUND CLASS A: $19,932
RUSSELL 1000 GROWTH: $19,467

9/30/92   11/30/96   12/31/92   12/31/93   12/31/94   12/31/95


This chart illustrates the total value of an assumed $10,000 investment in Alliance Premier Growth Fund Class A shares (since inception) as compared to the performance of an appropriate broad-based index. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B, Class C and Advisor Class shares will vary from the results shown above due to differences in expenses charged to those classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged Standard and Poor's 500 Stock Index includes 500 U.S. stocks, and is a common measure of the performance of the U.S. stock market.

The unmanaged Russell 1000 Growth Stock Index compiles the 1000 largest U.S. stocks as measured by price to book ratios; those with the highest ratios are considered "growth" stocks (the remaining are considered "value" stocks).

When comparing Alliance Premier Growth Fund to the indices shown above, you should note that no charges or expenses are reflected in the performance of the indices.


Premier Growth Fund
S&P 500 Stock Index
Russell 1000 Growth Stock Index


*    Month end nearest to Fund's inception date of 9/28/92.


4



TEN LARGEST HOLDINGS
NOVEMBER 30, 1996                                  ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

COMPANY                                         VALUE     PERCENT OF NET ASSETS
-------------------------------------------------------------------------------
Intel Corp. (common stock and warrants)    $ 53,992,250               8.4%
Philip Morris Cos., Inc.                     41,971,875               6.6
Cisco Systems, Inc.                          25,425,975               4.0
MBNA Corp.                                   24,091,762               3.8
Chrysler Corp.                               22,187,500               3.5
COMPAQ Computer Corp.                        21,976,025               3.4
Microsoft Corp.                              20,911,438               3.3
UAL Corp.                                    20,780,500               3.2
AirTouch Communications, Inc.                20,371,875               3.2
Merrill Lynch & Co., Inc.                    20,118,675               3.1
                                           $271,827,875              42.5%



MAJOR PORTFOLIO CHANGES
SIX MONTHS ENDED NOVEMBER 30, 1996
_______________________________________________________________________________

                                                            SHARES*
                                             ----------------------------------
PURCHASES                                        BOUGHT      HOLDINGS 11/30/96
-------------------------------------------------------------------------------
Boeing Co.                                       77,400            77,400
Campbell Soup Co.                               109,400           109,400
Cascade Communications Corp.                    100,200           100,200
Chrysler Corp.                                  625,000           625,000
Cisco Systems, Inc.                             122,900           374,600
COMPAQ Computer Corp.                           149,000           277,300
Home Depot, Inc.                                135,100           173,700
Household International, Inc.                    83,600            83,600
MBNA Corp.                                      206,600           596,700
Sears, Roebuck & Co.                            252,900           275,200


SALES                                             SOLD       HOLDINGS 11/30/96
-------------------------------------------------------------------------------
Aluminum Co. of America                         104,500                -0-
American International Group, Inc.               58,000            62,350
Applied Materials, Inc.                         587,000                -0-
AT & T Corp.                                    146,900                -0-
Ford Motor Co.                                  282,800                -0-
Hewlett-Packard Co.                              22,100           142,100
NationsBank Corp.                               123,000                -0-
Norwest Corp.                                   319,900           221,200
PepsiCo, Inc.                                   214,900           177,900
United Healthcare Corp.                         201,600            88,400


*    Adjusted for stock splits.


5



PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1996
ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

COMPANY                                          SHARES          VALUE
-------------------------------------------------------------------------
COMMON STOCKS-95.5%
CONSUMER PRODUCTS & SERVICES-40.6%
AIRLINES-6.4%
KLM Royal Dutch Air                             184,782      $ 4,827,430
Northwest Airlines Corp. Cl.A (a)               376,800       15,213,300
UAL Corp. (a)                                   361,400       20,780,500
                                                             ------------
                                                              40,821,230

BIOTECHNOLOGY-2.1%
Amgen, Inc. (a)                                 222,300       13,532,513
BROADCASTING & CABLE-4.8%
AirTouch Communications, Inc. (a)               795,000       20,371,875
Cox Communications, Inc. Cl.A (a)               125,100        2,564,550
TCI Group, Series A (a)                         349,100        4,712,850
Tele-Communications-Liberty Media
  Group Series A (a)                            121,250        3,031,250
                                                             ------------
                                                              30,680,525

DRUGS, HOSPITAL SUPPLIES &
  MEDICAL SERVICES-10.7%
Columbia/HCA Healthcare Corp.                   498,750       19,950,000
Johnson & Johnson                                62,500        3,320,313
Medtronic, Inc.                                  69,100        4,569,237
Merck & Co., Inc.                               159,300       13,221,900
Oxford Health Plans, Inc. (a)                    75,400        4,373,200
Pfizer, Inc.                                    211,800       18,982,575
United Healthcare Corp.                          88,400        3,812,250
                                                             ------------
                                                              68,229,475

ENTERTAINMENT & LEISURE-1.2%
Walt Disney Co.                                 107,300        7,913,375

FOOD, BEVERAGES & TOBACCO-8.8%
Campbell Soup Co.                               109,400        9,039,175
PepsiCo, Inc.                                   177,900        5,314,762
Philip Morris Cos., Inc.                        407,000       41,971,875
                                                             ------------
                                                              56,325,812

PRINTING & PUBLISHING-0.6%
Reuters Holdings Plc Cl.B (ADR) (b)              48,600        3,529,575

RESTAURANTS & LODGING-0.9%
Marriot International, Inc.                      45,100        2,514,325
McDonald's Corp.                                 66,800        3,122,900
                                                             ------------
                                                               5,637,225

RETAILING-5.1%
Home Depot, Inc.                                173,700        9,054,112
Kohl's Corp. (a)                                 66,000        2,631,750
Sears, Roebuck & Co.                            275,200       13,691,200
Wal-Mart Stores, Inc.                           289,000        7,369,500
                                                             ------------
                                                              32,746,562
                                                             ------------
                                                             259,416,292

TECHNOLOGY-29.1%
COMMUNICATIONS EQUIPMENT-2.6%
Ascend Communications, Inc. (a)                  57,700        4,103,912
Ericsson (L.M.) Telephone Co. Cl.B (ADR) (c)    108,690        3,355,804
Lucent Technologies, Inc.                       104,800        5,371,000
MFS Communications, Inc. (a)                     46,900        2,262,925
WorldCom, Inc. (a)                               72,500        1,676,563
                                                             ------------
                                                              16,770,204

COMPUTER HARDWARE-5.4%
COMPAQ Computer Corp. (a)                       277,300       21,976,025
Dell Computer Corp. (a)                          45,000        4,573,125
Hewlett-Packard Co.                             142,100        7,655,637
                                                             ------------
                                                              34,204,787


6



ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

COMPANY                                          SHARES          VALUE
-------------------------------------------------------------------------
COMPUTER SOFTWARE & SERVICES-4.9%
Electronic Data Systems Corp.                    70,400      $ 3,405,600
First Data Corp.                                112,800        4,497,900
Microsoft Corp. (a)                             133,300       20,911,438
Oracle Corp. (a)                                 54,500        2,670,500
                                                             ------------
                                                              31,485,438

NETWORK SOFTWARE-7.0%
3Com Corp. (a)                                   94,400        7,091,800
Cascade Communications Corp. (a)                100,200        6,926,325
Cisco Systems, Inc. (a)                         374,600       25,425,975
Netscape Communications Corp. (a)                90,600        5,062,275
                                                             ------------
                                                              44,506,375

OFFICE EQUIPMENT SERVICES-0.7%
Xerox Corp.                                      97,000        4,765,125

SEMI-CONDUCTORS & RELATED-8.5%
Intel Corp.                                      83,200       10,556,000
  warrants, expiring 3/14/98 (a)                495,000       43,436,250
                                                             ------------
                                                              53,992,250
                                                             ------------
                                                             185,724,179

FINANCIAL SERVICES-18.1%
BANKING & CREDIT-8.2%
Citicorp                                         61,000        6,664,250
First Union Corp.                                39,700        3,032,088
Household International, Inc.                    83,600        7,921,100
MBNA Corp.                                      596,700       24,091,762
Norwest Corp.                                   221,200       10,341,100
                                                             ------------
                                                              52,050,300

BROKERAGE & MONEY MANAGEMENT-5.5%
Green Tree Financial Corp.                       51,900        2,173,313
Merrill Lynch & Co., Inc.                       250,700       20,118,675
Morgan Stanley Group, Inc.                      213,700       12,848,712
                                                             ------------
                                                              35,140,700

INSURANCE-1.8%
American International Group, Inc.               62,350        7,170,250
MGIC Investment Corp.                            16,000        1,198,000
Progressive Corp.                                44,900        3,131,775
                                                             ------------
                                                              11,500,025

MORTGAGE BANKING-2.6%
Federal Home Loan Mortgage Corp.                 67,500        7,711,875
Federal National Mortgage Assn.                 215,700        8,897,625
                                                             ------------
                                                              16,609,500
                                                             ------------
                                                             115,300,525

CONSUMER MANUFACTURING-5.1%
AUTO & RELATED-5.1%
Chrysler Corp.                                  625,000       22,187,500
General Motors Corp.                            184,500       10,631,812
                                                             ------------
                                                              32,819,312

AEROSPACE & DEFENSE-1.2%
Boeing Co.                                       77,400        7,691,625
CAPITAL GOODS-1.0%

ELECTRICAL EQUIPMENT-1.0%
General Electric Co.                             63,900        6,645,600

BASIC INDUSTRIES-0.4%
CHEMICALS-0.4%
Dow Chemical Co.                                 30,000        2,512,500
Total Common Stocks (cost $466,556,968)                      610,110,033


7



PORTFOLIO OF INVESTMENTS (CONTINUED)
ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

                                              PRINCIPAL
                                                AMOUNT
COMPANY                                          (000)           VALUE
-------------------------------------------------------------------------
SHORT-TERM INVESTMENT-4.7%
COMMERCIAL PAPER-4.7%
General Electric Capital Corp.
  5.75%, 12/02/96
  (amortized cost $30,069,197)                  $30,074     $ 30,069,197

TOTAL INVESTMENTS-100.2%
  (cost $496,626,165)                                       $640,179,230
Other assets less liabilities-(0.2%)                          (1,056,260)

NET ASSETS-100%                                             $639,122,970


(a)  Non-income producing security.
(b)  Country of origin - United Kingdom.
(c)  Country of origin - Finland.

     Glossary:
     ADR - American Depository Receipt

     See notes to financial statements.


8



STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1996
ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $496,626,165)          $640,179,230
  Cash                                                                      183
  Receivable for capital stock sold                                   3,583,985
  Receivable for investment securities sold                           3,427,930
  Dividends receivable                                                  369,730
  Deferred organization expenses                                         48,190
  Total assets                                                      647,609,248

LIABILITIES
  Payable for investment securities purchased                         5,408,850
  Payable for capital stock redeemed                                  1,806,276
  Advisory fee payable                                                  498,386
  Distribution fee payable                                              407,108
  Accrued expenses and other liabilities                                365,658
  Total liabilities                                                   8,486,278

NET ASSETS                                                         $639,122,970

COMPOSITION OF NET ASSETS
  Capital stock, at par                                            $     36,226
  Additional paid-in capital                                        456,839,935
  Accumulated net realized gain on investments                       38,693,744
  Net unrealized appreciation of investments                        143,553,065
                                                                   $639,122,970

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share($172,869,895/
    9,615,906 shares of capital stock issued and outstanding)            $17.98
  Sales charge--4.25% of public offering price                              .80
  Maximum offering price                                                 $18.78

  CLASS B SHARES
  Net asset value and offering price per share($404,137,094/
    23,069,218 shares of capital stock issued and outstanding)           $17.52

  CLASS C SHARES
  Net asset value and offering price per share($60,194,336/
    3,432,207 shares of capital stock issued and outstanding)            $17.54
  ADVISOR CLASS SHARES
  Net asset value, redemption and offering price per share($1,921,645
    /106,845 shares of capital stock issued and outstanding)             $17.99


See notes to financial statements.


9



STATEMENT OF OPERATIONS
YEAR ENDED NOVEMBER 30, 1996
ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld
    of $70,860)                                      $5,783,103
  Interest                                              735,155   $  6,518,258

EXPENSES
  Advisory fee                                        4,725,709
  Distribution fee - Class A                            410,493
  Distribution fee - Class B                          3,094,661
  Distribution fee - Class C                            386,057
  Transfer agency                                       786,575
  Custodian                                             143,518
  Administrative                                        135,000
  Registration                                          128,358
  Audit and legal                                        97,914
  Printing                                               91,459
  Amortization of organization expenses                  64,416
  Directors' fees                                        28,000
  Taxes                                                  20,789
  Miscellaneous                                          32,538
  Total expenses                                                    10,145,487
  Net investment loss                                               (3,627,229)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments                                  41,215,867
  Net change in unrealized appreciation of investments              83,009,880
  Net gain on investments                                          124,225,747

NET INCREASE IN NET ASSETS FROM OPERATIONS                        $120,598,518


See notes to financial statements.


10



STATEMENT OF CHANGES IN NET ASSETS
ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

                                                     YEAR ENDED     YEAR ENDED
                                                    NOVEMBER 30,   NOVEMBER 30,
                                                        1996           1995
                                                   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment loss                              $ (3,627,229)  $ (1,841,781)
  Net realized gain on investments                   41,215,867     29,212,645
  Net change in unrealized appreciation
    (depreciation) of investments                    83,009,880     61,872,933
  Net increase in net assets from operations        120,598,518     89,243,797

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gain on investments
    Class A                                          (5,922,043)    (2,048,903)
    Class B                                         (19,710,627)    (8,195,775)
    Class C                                          (1,909,603)      (420,556)

CAPITAL STOCK TRANSACTIONS
  Net increase                                      214,933,808     70,088,278
  Total increase                                    307,990,053    148,666,841

NET ASSETS
  Beginning of year                                 331,132,917    182,466,076
  End of year                                      $639,122,970   $331,132,917


See notes to financial statements.


11



NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1996
ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Premier Growth Fund (the "Fund"), organized as a Maryland corporation on July 9, 1992, is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. On April 15, 1996 the Board of Directors approved the creation of a fourth class of shares, Advisor Class shares. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25%. Class B shares are sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares purchased on or after July 1, 1996, are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered principally to investors participating in fee-based programs. All four classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The following is a summary of significant accounting policies followed by the Fund.

1. SECURITY VALUATION
Securities traded on national securities exchanges are valued at the last reported sales price, or, if no sale occurred, at the mean of the bid and asked price at the close of such exchange. Over-the-counter securities not traded on national securities exchanges are valued at the closing bid price. Debt securities are valued at the mean of the bid and asked price except that debt securities maturing within 60 days are valued at amortized cost which approximates market value. Securities for which current market quotations are not readily available (including investments which are subject to limitations as to their sale) are valued at their fair value as determined in good faith by the Board of Directors.

2. ORGANIZATION EXPENSES
Organization expenses of approximately $316,110 have been deferred and are being amortized on a straight-line basis through September, 1997.

3. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. The Fund accretes discounts on debt securities owned. Investment gains and losses are determined on the identified cost basis.

4. TAXES
It is the Fund's policy to meet the requirements of the Internal Revenue code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

5. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

6. RECLASSIFICATION OF NET ASSETS
At November 30, 1996 the Fund reclassed certain components of net assets. The reclassification resulted in a net decrease to accumulated net realized gains on investment transactions and additional paid-in capital of $2,237,870 and $1,389,359 respectively and a net increase to net investment income of $3,627,229.

NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P., (the "Adviser") an advisory fee at an annual rate of 1% of the average daily net assets of the Fund. Such fee is accrued daily and paid monthly.


12



ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

Pursuant to the advisory agreement, the Fund paid $135,000 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the year ended November 30, 1996. The Fund compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $541,577 for the year ended November 30, 1996.

Alliance Fund Distributors, Inc. (a wholly-owned subsidiary of the Adviser) serves as the Distributor of the Fund's shares. The Distributor received front-end sales charges of $88,718 from the sale of Class A shares and $354,346 and $1,718 in contingent deferred sales charges imposed upon redemptions by shareholders of Class B and Class C shares, respectively for the year ended November 30, 1996.

Brokerage commissions paid on securities transactions for the year ended November 30, 1996, amounted to $1,002,908, none of which was paid to brokers utilizing the services of the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corp., ("DLJ") an affiliate of the Adviser nor to DLJ directly.

NOTE C: DISTRIBUTION SERVICES AGREEMENT
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays a distribution fee to the Distributor at an annual rate of up to .50 of 1% of the average daily net assets attributable to the Class A shares and 1% of the average daily net assets attributable to the Class B and Class C shares. There is no distribution fee on the Advisor Class shares. Such fee is accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $9,179,357 and $597,937, for Class B and C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs, incurred by the Distributor, beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments and U.S. Government securities) aggregated $576,581,628 and $430,871,007, respectively, for the year ended November 30, 1996. There were purchases of $2,909,460 and sales of $5,234,235 of U.S. Government or government agency obligations for the year ended November 30, 1996.

At November 30, 1996 the cost of securities for federal income tax purposes was $496,988,756. Accordingly, gross unrealized appreciation of investments was $149,474,296 and gross unrealized depreciation of investments was $6,283,822 resulting in net unrealized appreciation of $143,190,474.

NOTE E: ACQUISITION OF ALLIANCE COUNTERPOINT FUND
On March 22, 1996, the Fund acquired all of the assets and certain liabilities of Alliance Counterpoint Fund ("Counterpoint") pursuant to a plan of acquisition approved by the shareholders of the Fund on February 29, 1996. The acquisition was accomplished by a tax-free exchange of 2,527,242 shares of the Fund for 2,310,177 shares of Counterpoint on March 22, 1996. The aggregate net assets of the Fund and Counterpoint immediately before the acquisition were $417,543,018 and $38,613,769 respectively. Of Counterpoint's total net assets of $38,613,769, $16,595,716 was related to unrealized appreciation of investment transactions. Immediately after the acquisition, the combined net assets of the Fund amounted to $456,156,787.


13



NOTES TO FINANCIAL STATEMENTS (CONTINUED)
ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

NOTE F: CAPITAL STOCK
There are 12,000,000,000 shares of $0.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Each Class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                               SHARES                         AMOUNT
                     --------------------------  ------------------------------
                      YEAR ENDED    YEAR ENDED     YEAR ENDED      YEAR ENDED
                     NOVEMBER 30,  NOVEMBER 30,   NOVEMBER 30,    NOVEMBER 30,
                         1996           1995          1996            1995
                     ------------  ------------  --------------  --------------
Shares sold            4,320,321     2,089,549    $ 66,548,324    $ 29,939,297
Shares issued in
  reinvestment of
  distributions          382,395       169,905       5,537,079       1,789,100
Shares issued in
  connection with
  the acquisition
  of Alliance
  Counterpoint Fund    2,358,660            -0-     19,714,212              -0-
Shares converted
  from Class B           775,326            -0-     12,236,562              -0-
Shares redeemed       (2,718,348)     (841,979)    (41,968,817)    (10,952,691)
Net increase           5,118,354     1,417,475    $ 62,067,360    $ 20,775,706

CLASS B
Shares sold           11,059,187     5,397,522    $166,656,584    $ 75,559,108
Shares issued in
  reinvestment of
  distributions        1,010,144       571,259      14,344,050       5,946,806
Shares issued in
  connection with
  the acquisition
  of Alliance
  Counterpoint Fund      122,630            -0-      1,653,071              -0-
Shares converted
  to Class A            (793,985)           -0-    (12,236,562)             -0-
Shares redeemed       (3,389,077)   (3,304,696)    (51,382,097)    (41,887,940)
Net increase           8,008,899     2,664,085    $119,035,046    $ 39,617,974

CLASS C
Shares sold            2,912,986       941,434    $ 43,855,129    $ 13,348,558
Shares issued in
  reinvestment of
  distributions           73,916        22,275       1,050,350         232,105
Shares issued in
  connection with
  the acquisition
  of Alliance
  Counterpoint Fund       45,952            -0-        650,770              -0-
Shares redeemed         (907,459)     (305,550)    (13,527,197)     (3,886,065)
Net increase           2,125,395       658,159    $ 32,029,052    $  9,694,598


14



ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

                        SHARES                        AMOUNT
                     ------------                  ------------
                     OCT. 2,1996*                  OCT. 2,1996*
                              TO                            TO
                     NOV. 30,1996                  NOV. 30,1996
                     ------------                  ------------
ADVISOR CLASS
Shares sold              106,845                    $1,802,350
Shares issued in
  reinvestment of
  distributions               -0-                           -0-
Shares redeemed               -0-                           -0-
Net increase             106,845                    $1,802,350


*  Commencement of distribution.


15



FINANCIAL HIGHLIGHTS
ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                       CLASS A
                                            --------------------------------------------------------------------
                                                                                                  SEPTEMBER 28,
                                                                                                     1992(A)
                                                           YEAR ENDED NOVEMBER 30,                      TO
                                            ---------------------------------------------------    NOVEMBER 30,
                                                1996          1995         1994         1993          1992
                                            ------------  -----------  -----------  -----------  ---------------
Net asset value, beginning of period          $16.09        $11.41       $11.78       $10.79       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                    (.04)(b)      (.03)        (.09)        (.05)         .01
Net realized and unrealized gain (loss)
   on investments                               3.20          5.38         (.28)        1.05          .78
Net increase (decrease) in net asset
  value from operations                         3.16          5.35         (.37)        1.00          .79

LESS: DIVIDEND AND DISTRIBUTIONS
Dividends from net investment income              -0-           -0-          -0-        (.01)          -0-
Distributions from net realized gains          (1.27)         (.67)          -0-          -0-          -0-
Total dividends and distributions              (1.27)         (.67)          -0-        (.01)          -0-
Net asset value, end of period                $17.98        $16.09       $11.41       $11.78       $10.79

TOTAL RETURN
Total investment return based on
  net asset value (c)                          21.52%        49.95%       (3.14)%       9.26%        7.90%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $172,870       $72,366      $35,146      $40,415       $4,893
Ratio of expenses to average net assets         1.65%         1.75%        1.96%        2.18%        2.17%(d)(e)
Ratio of net investment income (loss)
  to average net assets                         (.27)%        (.28)%       (.67)%       (.61)%        .91%(d)(e)
Portfolio turnover rate                           95%          114%          98%          68%          -0-%
Average commission rate (f)                   $.0651            --           --           --           --


See footnote summary on page 19.


16



ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                         CLASS B
                                            --------------------------------------------------------------------
                                                                                                  SEPTEMBER 28,
                                                                                                     1992(A)
                                                           YEAR ENDED NOVEMBER 30,                      TO
                                            ---------------------------------------------------    NOVEMBER 30,
                                                1996          1995         1994         1993         1992
                                            ------------  -----------  -----------  -----------  ---------------
Net asset value, beginning of period          $15.81        $11.29       $11.72       $10.79       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment loss                             (.14)(b)      (.11)        (.15)        (.10)          -0-
Net realized and unrealized gain (loss)
  on investments                                3.12          5.30         (.28)        1.03          .79
Net increase (decrease) in net asset
  value from operations                         2.98          5.19         (.43)         .93          .79

LESS: DISTRIBUTIONS
Distributions from net realized gains          (1.27)         (.67)          -0-          -0-          -0-
Net asset value, end of period                $17.52        $15.81       $11.29       $11.72       $10.79

TOTAL RETURN
Total investment return based on net
  asset value (c)                              20.70%        49.01%       (3.67)%       8.64%        7.90%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $404,137      $238,088     $139,988     $151,600      $19,941
Ratio of expenses to average net assets         2.32%         2.43%        2.47%        2.70%        2.68%(d)(e)
Ratio of net investment income (loss)
  to average net assets                         (.94)%        (.95)%      (1.19)%      (1.14)%        .35%(d)(e)
Portfolio turnover rate                           95%          114%          98%          68%          -0-%
Average commission rate (f)                   $.0651            --           --           --           --


See footnote summary on page 19.


17



FINANCIAL HIGHLIGHTS (CONTINUED)
ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                    CLASS C
                                            -----------------------------------------------------
                                                                                   MAY 3, 1993(G)
                                                    YEAR ENDED NOVEMBER 30,              TO
                                            --------------------------------------   NOVEMBER 30,
                                                1996          1995         1994         1993
                                            ------------  -----------  -----------  -------------
Net asset value, beginning of period          $15.82        $11.30       $11.72       $10.48

INCOME FROM INVESTMENT OPERATIONS
Net investment loss                             (.14)(b)      (.08)        (.09)        (.05)
Net realized and unrealized gain (loss)
  on investments                                3.13          5.27         (.33)        1.29
Net increase (decrease) in net asset
  value from operations                         2.99          5.19         (.42)        1.24

LESS:DISTRIBUTIONS
Distributions from net realized gains          (1.27)         (.67)          -0-          -0-
Net asset value, end of period                $17.54        $15.82       $11.30       $11.72

TOTAL RETURN
Total investment return based on net
  asset value (c)                              20.76%        48.96%       (3.58)%      11.83%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $60,194       $20,679       $7,332       $3,899
Ratio of expenses to average net assets         2.32%         2.42%        2.47%        2.79%(d)
Ratio of net investment loss to average
  net assets                                    (.94)%        (.97)%      (1.16)%      (1.35)%(d)
Portfolio turnover rate                           95%          114%          98%          68%
Average commission rate (f)                   $.0651            --           --           --


See footnote summary on page 19.


18



ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                             ADVISOR CLASS
                                                           ------------------
                                                           OCTOBER 2, 1996(G)
                                                                    TO
                                                            NOVEMBER 30, 1996
                                                           ------------------
Net asset value, beginning of period                             $15.94

INCOME FROM INVESTMENT OPERATIONS
Net investment loss                                                (.01)(b)
Net realized and unrealized gain on investments                    2.06
Net increase in net asset value from operations                    2.05
Net asset value, end of period                                   $17.99

TOTAL RETURN
Total investment return based on net asset value (c)              12.86%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                        $1,922
Ratio of expenses to average net assets                            1.50%(d)
Ratio of net investment loss to average net assets                 (.48)%(d)
Portfolio turnover rate                                              95%
Average commission rate (f)                                      $.0651


(a)  Commencement of operations.

(b)  Based on average shares oustanding.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized.

(e) If the Fund had borne all expenses, the expense ratios would have been 3.33% and 3.78% for Class A and Class B shares, respectively. The net investment loss ratios would have been (.25)% and (.75)%, for Class A and Class B, respectively.

(f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged.

(g)  Commencement of distribution.


19



REPORT OF INDEPENDENT ACCOUNTANTS
ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
ALLIANCE PREMIER GROWTH FUND, INC.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Alliance Premier Growth Fund, Inc. (the "Fund") at November 30, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the four years then ended and for the period September 28, 1992 (commencement of operations) to November 30, 1992, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
January 17, 1997


20



ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

BOARD OF DIRECTORS
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
RUTH BLOCK (1)
DAVID H. DIEVLER (1)
JOHN H. DOBKIN (1)
WILLIAM H. FOULK, JR. (1)
DR. JAMES M. HESTER (1)
CLIFFORD L. MICHEL (1)
DONALD J. ROBINSON (1)
ROBERT C. WHITE (1)

OFFICERS
ALFRED HARRISON, EXECUTIVE VICE PRESIDENT - INVESTMENTS
THOMAS BARDONG, VICE PRESIDENT
JAMES G. REILLY, VICE PRESIDENT
DANIEL V. PANKER, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
VINCENT S. NOTO, CONTROLLER

CUSTODIAN
STATE STREET BANK & TRUST COMPANY
225 Franklin Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS
PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, NY 10036-2798

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004


(1)  Member of the Audit Committee.


21



THE ALLIANCE FAMILY OF MUTUAL FUNDS
_______________________________________________________________________________

FIXED INCOME
Alliance Bond Fund
    U.S. Government Portfolio
    Corporate Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Global Strategic Income Trust
Alliance Mortgage Securities Income Fund
Alliance Limited Maturity Government Fund
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term Multi-Market Trust
Alliance Short-Term U.S. Government Fund
Alliance World Income Trust

TAX-FREE INCOME
Alliance Municipal Income Fund
    California Portfolio
    Insured California Portfolio
    Insured National Portfolio
    National Portfolio
    New York Portfolio
Alliance Municipal Income Fund II
    Arizona Portfolio
    Florida Portfolio
    Massachusetts Portfolio
    Michigan Portfolio
    Minnesota Portfolio
    New Jersey Portfolio
    Ohio Portfolio
    Pennsylvania Portfolio
    Virginia Portfolio

MONEY MARKET
AFD Exchange Reserves

GROWTH
The Alliance Fund
Alliance Global Small Cap Fund
Alliance Growth Fund
Alliance Premier Growth Fund
Alliance/Regent Sector Opportunity Fund

GROWTH & INCOME
Alliance Strategic Balanced Fund
Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Income Builder Fund
Alliance Real Estate Investment Fund
Alliance Utility Income Fund

AGGRESSIVE GROWTH
Alliance Quasar Fund
Alliance Technology Fund

INTERNATIONAL
Alliance All-Asia Investment Fund
Alliance International Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

CLOSED-END FUNDS
Alliance All-Market Advantage Fund
Alliance Global Environment Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund
The Southern Africa Fund

CASH MANAGEMENT SERVICES
ACM Institutional Reserves
    Government Portfolio
    Prime Portfolio
    Tax-Free Portfolio
    Trust Portfolio
Alliance Capital Reserves
Alliance Government Reserves
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
    California Portfolio
    Connecticut Portfolio
    Florida Portfolio
    General Portfolio
    New Jersey Portfolio
    New York Portfolio
    Virginia Portfolio
Alliance Treasury Reserves
Alliance Money Market Fund
    Prime Portfolio
    Government Portfolio
    General Municipal Portfolio


22



ALLIANCE PREMIER GROWTH FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

ALLIANCE CAPITAL
INVESTING WITHOUT THE MYSTERY

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

APGAR